Personnel expenses - Employee development (Details) - D	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel expense
Percentage of employees who had a performance review	96.00%	95.00%	98.00%
Average number of training days per employee	3	2	3